SEGMENTED INFORMATION - Disclosure of detailed information about royalty and other property interest by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Royalty and other property interests	$ 18,496	$ 15,034	$ 15,959
Canada [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	3,220	0
USA [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	12,694	14,163
Sweden [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	438	438
Turkey [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	0	233
Finland [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	260	0
Chile [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	1,684	0
Serbia [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	$ 200	$ 200